SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment $ / shares shares	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 31, 2022	Dec. 26, 2018 USD ($)
Product Information [Line Items]
Restricted cash	$ 74,320			$ 947,779
Restricted Cash Equivalents, Statement of Financial Position [Extensible Enumeration]	Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Number of operating segment | segment	2	2	2
Percentage of total revenues	79.00%	79.00%	79.00%
Standard VAT (as percent)	20.00%	20.00%	20.00%
Rate of corporation tax	19.00%
Interest and penalties	$ 0			$ 0	$ 0
Underwriter's warrants outstanding | shares	126,082			126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares	$ 1.51			$ 1.78
Foreign currency transaction gain (loss)	$ 43,548			$ (14,402)	(31,109)
Maximum insured bank deposit	72,000	¥ 500,000
Total unprotected cash in bank	5,225			2,268,000
Financial services compensation scheme | £			£ 85,000
Accrued interest and penalties	0			0	$ 0
United Kingdom
Product Information [Line Items]
Total unprotected cash in bank	1,135,013			$ 2,913,000
Financial services compensation scheme	$ 102,000
China
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
China | PRC
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
Rate of corporation tax				19.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				49.00%	49.00%	49.00%
Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenues				67.00%	61.00%
IPO
Product Information [Line Items]
Deferred Offering Costs							$ 2,103,816
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%	6.00%